Exhibit 99.1

Nissan Auto Receivables 2020-A

Collection Period	30-Jun-24	30/360 Days	30	Collection Period Start	1-Jun-24
Distribution Date	15-Jul-24	Actual/360 Days	28	Collection Period End	30-Jun-24
				Prior Month Settlement Date	17-Jun-24
				Current Month Settlement Date	15-Jul-24

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,119,632,940.81	65,769,034.40	58,588,840.21	0.055951
Yield Supplement Overcollaterization		72,495,090.62	1,013,148.62	859,104.29
Total Adjusted Pool Balance		1,047,137,850.19	64,755,885.78	57,729,735.92
Total Adjusted Securities		1,047,137,850.19	64,755,885.78	57,729,735.92	0.055131
Class A-1 Notes	0.97793%	162,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.45000%	352,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.38000%	401,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.70000%	85,000,000.00	17,618,035.59	10,591,885.73	0.124610
Certificates	0.00000%	47,137,850.19	47,137,850.19	47,137,850.19	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	7,026,149.86	24,958.88	82.6605866	0.2936339
Certificates	0.00	0.00	—	—

Total Securities	7,026,149.86	24,958.88

I. COLLECTIONS

Interest:
Interest Collections				178,844.63
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				178,844.63
Principal:
Principal Collections				7,142,975.85
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				7,142,975.85
Recoveries of Defaulted Receivables				64,934.43

Total Collections				7,386,754.91

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			14,149	64,755,885.78
Total Principal Payment				7,026,149.86

			13,513	57,729,735.92

Nissan Auto Receivables 2020-A

III. DISTRIBUTIONS

Total Collections	7,386,754.91
Reserve Account Draw	0.00
Total Available for Distribution	7,386,754.91
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	54,807.53
Servicing Fee Paid	54,807.53
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	24,958.88
Class A-4 Notes Monthly Interest Paid	24,958.88
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-A

Total Note Monthly Interest
Total Note Monthly Interest Due		24,958.88
Total Note Monthly Interest Paid		24,958.88
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		7,306,988.50
4. Total Monthly Principal Paid on the Notes		7,026,149.86
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		7,026,149.86
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		280,838.64
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		280,838.64

V. RESERVE ACCOUNT

Initial Reserve Account Amount		10,471,378.50
Required Reserve Account Amount		10,471,378.50
Beginning Reserve Account Balance		10,471,378.50
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		10,471,378.50
Required Reserve Account Amount for Next Period		10,471,378.50

VI. POOL STATISTICS

Weighted Average Coupon		3.51%
Weighted Average Remaining Maturity		13.44

	Amount	Number
Principal on Defaulted Receivables	37,218.34	6
Principal Recoveries of Defaulted Receivables	64,934.43

Monthly Net Losses	(27,716.09)
Pool Balance at Beginning of Collection Period	65,769,034.40
Net Loss Ratio for Third Preceding Collection Period	-0.50%
Net Loss Ratio for Second Preceding Collection Period	-0.61%
Net Loss Ratio for Preceding Collection Period	-0.29%
Net Loss Ratio for Current Collection Period	-0.51%
Four-Month Average Net Loss Ratio	-0.48%
Cumulative Net Losses for all Periods	3,352,953.95

Nissan Auto Receivables 2020-A

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	971,129.33	136	1.66%
61-90 Days Delinquent	194,313.25	28	0.33%
91-120 Days Delinquent	27,108.90	5	0.05%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,192,551.48	169	2.04%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.28%	0.15%
Delinquency Ratio for Second Preceding Collection Period	0.28%	0.18%
Delinquency Ratio for Preceding Collection Period	0.25%	0.17%
Delinquency Ratio for Current Collection Period	0.38%	0.24%
Four-Month Average Delinquency Ratio	0.30%	0.19%
60 Day Delinquent Receivables	238,696.09
Delinquency Percentage	0.41%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	227,056.32
Number of Extensions	32

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

3. Has there been an issuance of notes or other securities backed by the Receivables?		NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO